UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                      OPPENHEIMER QUEST BALANCED VALUE FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

           Date of reporting period: NOVEMBER 1, 2004 - APRIL 30, 2005
                                     ---------------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Insurance                                                                  11.7%
--------------------------------------------------------------------------------
Oil & Gas                                                                  10.1
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.5
--------------------------------------------------------------------------------
Communications Equipment                                                    4.4
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    3.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.7
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              3.5
--------------------------------------------------------------------------------
Metals & Mining                                                             2.9
--------------------------------------------------------------------------------
Machinery                                                                   2.4
--------------------------------------------------------------------------------
Biotechnology                                                               2.4

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
ConocoPhillips                                                              6.5%
--------------------------------------------------------------------------------
American International Group, Inc.                                          4.9
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       3.9
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                3.7
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.1
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                3.0
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                               3.0
--------------------------------------------------------------------------------
Inco Ltd.                                                                   2.9
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      2.5
--------------------------------------------------------------------------------
Eaton Corp.                                                                 2.4

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                       9 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Stocks                    70.4%
   Bonds and Notes           26.6
   Cash Equivalents           3.0

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                      11 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      13 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                         BEGINNING          ENDING                EXPENSES
                         ACCOUNT            ACCOUNT               PAID DURING
                         VALUE              VALUE                 6 MONTHS ENDED
                         (11/1/04)          (4/30/05)             APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual           $1,000.00          $  996.50             $5.76
--------------------------------------------------------------------------------
Class A Hypothetical      1,000.00           1,019.04              5.82
--------------------------------------------------------------------------------
Class B Actual            1,000.00             992.90              9.68
--------------------------------------------------------------------------------
Class B Hypothetical      1,000.00           1,015.12              9.79
--------------------------------------------------------------------------------
Class C Actual            1,000.00             992.90              9.38
--------------------------------------------------------------------------------
Class C Hypothetical      1,000.00           1,015.42              9.49
--------------------------------------------------------------------------------
Class N Actual            1,000.00             995.30              7.40
--------------------------------------------------------------------------------
Class N Hypothetical      1,000.00           1,017.41              7.48
--------------------------------------------------------------------------------
Class Y Actual            1,000.00             998.20              4.22
--------------------------------------------------------------------------------
Class Y Hypothetical      1,000.00           1,020.58              4.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2005 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                 1.16%
----------------------------------
Class B                 1.95
----------------------------------
Class C                 1.89
----------------------------------
Class N                 1.49
----------------------------------
Class Y                 0.85
--------------------------------------------------------------------------------


                      14 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--70.2%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.8%
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Harley-Davidson, Inc.                                                                 2,000,000   $    94,040,000
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
Royal Caribbean Cruises Ltd. 1                                                        6,300,000       264,726,000
------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
DirecTV Group, Inc. (The) 2                                                           4,095,700        57,831,284
------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.0%
Kohl's Corp. 2                                                                        3,000,000       142,800,000
------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Tiffany & Co.                                                                         2,500,000        75,375,000
------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.9%
Wal-Mart Stores, Inc.                                                                 6,000,000       282,840,000
------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.3%
Avon Products, Inc.                                                                   2,300,000        92,184,000
------------------------------------------------------------------------------------------------------------------
ENERGY--10.1%
------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.1%
BP plc, ADR                                                                             114,700         6,985,230
------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                   2,500,000       130,000,000
------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                        4,500,000       471,825,000
------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                      4,000,000       120,680,000
                                                                                                  ----------------
                                                                                                      729,490,230

------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.7%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc.                                                                       3,000,000       140,880,000
------------------------------------------------------------------------------------------------------------------
INSURANCE--11.7%
AMBAC Financial Group, Inc.                                                           2,540,000       169,799,000
------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                    7,000,000       355,950,000
------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                         3,000,000       217,110,000
------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                   6,250,000       104,500,000
                                                                                                  ----------------
                                                                                                      847,359,000

------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.9%
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Amgen, Inc. 2                                                                         3,000,000       174,630,000
------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Boston Scientific Corp. 2                                                             4,000,000       118,320,000
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
WellPoint, Inc. 2                                                                       800,000       102,200,000


                      15 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.5%
Pfizer, Inc.                                                                          8,000,000   $   217,360,000
------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                4,000,000       177,480,000
                                                                                                  ----------------
                                                                                                      394,840,000

------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.6%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Boeing Co.                                                                            2,000,000       119,040,000
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
ChoicePoint, Inc. 2                                                                   2,700,000       106,569,000
------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                       3,000,000       149,430,000
                                                                                                  ----------------
                                                                                                      255,999,000

------------------------------------------------------------------------------------------------------------------
MACHINERY--2.4%
Eaton Corp.                                                                           3,000,000       175,950,000
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.8%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.4%
Cisco Systems, Inc. 2                                                                13,000,000       224,640,000
------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                            6,000,000        95,880,000
                                                                                                  ----------------
                                                                                                      320,520,000

------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Flextronics International Ltd. 2                                                     12,400,000       138,260,000
------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
Texas Instruments, Inc.                                                               6,500,000       162,240,000
------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.2%
Cadence Design Systems, Inc. 2                                                        6,000,000        84,000,000
------------------------------------------------------------------------------------------------------------------
MATERIALS--4.1%
------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.9%
Inco Ltd. 2                                                                           5,900,000       210,866,000
------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
International Paper Co.                                                               2,500,000        85,725,000
                                                                                                  ----------------
Total Common Stocks (Cost $4,923,678,328)                                                           5,070,115,514

                                                                                      PRINCIPAL
                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.2%
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.625%, 3/15/09 1 (Cost $88,532,981)                        $    90,155,000        86,351,631

------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--25.4%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.8%
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
DaimlerChrysler NA Holdings Corp., 6.40% Nts., 5/15/06                               34,100,000        34,675,744
------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06                                    20,060,000        20,155,486


                      16 | OPPENHEIMER QUEST BALANCED FUND

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES Continued
General Motors Acceptance Corp., 6.75% Nts., 1/15/06                            $    38,505,000   $    38,796,521
                                                                                                  ----------------
                                                                                                       93,627,751

------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                                  8,500,000        10,745,386
------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.11% Nts., 8/15/06                                          28,200,000        29,535,185
------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06                                                38,950,000        39,686,389
------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                24,350,000        24,896,438
                                                                                                  ----------------
                                                                                                      104,863,398

------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub. Nts., 5/15/07                       41,139,000        42,086,061
------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                               24,360,000        24,115,109
------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.15% Sr. Unsec. Nts., 3/1/06                                         40,125,000        40,718,007
                                                                                                  ----------------
                                                                                                       64,833,116

------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06                             43,810,000        42,950,886
------------------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                                     43,500,000        41,781,446
------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                              46,350,000        46,700,221
------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                    28,240,000        29,479,821
                                                                                                  ----------------
                                                                                                      160,912,374

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                                     43,230,000        42,377,677
------------------------------------------------------------------------------------------------------------------
ENERGY--1.5%
------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                                       43,790,000        43,326,351
------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                                       38,950,000        39,826,648
------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                                     24,350,000        25,048,553
                                                                                                  ----------------
                                                                                                      108,201,552

------------------------------------------------------------------------------------------------------------------
FINANCIALS--7.8%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07                   37,650,000        38,769,335
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Household Finance Corp., 7% Nts., 5/15/12                                            20,000,000        22,593,460
------------------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                           43,615,000        42,551,317
------------------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                                     40,300,000        39,677,970
------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                                                  40,680,000        41,247,811


                      17 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                                $    24,200,000   $    24,147,413
                                                                                                  ----------------
                                                                                                      170,217,971

------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Credit Corp., 3% Nts., 5/16/08                                      19,460,000        18,810,873
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
American Express Co., 5.50% Nts., 9/12/06                                            41,100,000        41,945,756
------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.50% Nts., 5/1/06                                    38,970,000        39,978,349
------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                15,000,000        17,514,915
------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                                      26,426,000        26,874,846
6% Nts., 2/21/12                                                                     15,000,000        16,199,100
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                       25,000,000        26,249,075
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                            46,725,000        47,763,510
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.15% Nts., Series B, 1/26/06                             38,390,000        39,058,869
                                                                                                  ----------------
                                                                                                      255,584,420

------------------------------------------------------------------------------------------------------------------
INSURANCE--1.1%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                              39,050,000        37,894,081
------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 4% Nts., Series O, 1/17/06                        41,660,000        41,713,533
                                                                                                  ----------------
                                                                                                       79,607,614

------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.3%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                            10,000,000        11,027,470
------------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                                         40,930,000        40,287,686
------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                                        43,840,000        43,839,825
------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                                    43,810,000        46,088,164
                                                                                                  ----------------
                                                                                                      141,243,145

------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                               43,830,000        42,616,610
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                                       15,100,000        15,617,311
------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                               8,740,000         9,311,745
                                                                                                  ----------------
                                                                                                       24,929,056

------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                                                        24,340,000        24,690,131
6% Nts., 6/15/12                                                                     19,700,000        21,208,981
------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 5.80% Nts., 8/1/06                                      29,200,000        29,900,625
                                                                                                  ----------------
                                                                                                       75,799,737


                      18 | OPPENHEIMER QUEST BALANCED FUND

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
John Deere Capital Corp., 3.125% Sr. Nts., Series D, 12/15/05                   $    29,200,000   $    29,115,320
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.6%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Motorola, Inc., 4.608% Nts., 11/16/07                                                38,960,000        39,257,499
------------------------------------------------------------------------------------------------------------------
MATERIALS--1.5%
------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Temple-Inland, Inc., 5.003% Nts., 5/17/07                                            24,500,000        24,738,189
------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                                          44,705,000        44,792,398
------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Weyerhaeuser Co., 6% Unsec. Unsub. Nts., 8/1/06                                      38,950,000        39,976,216
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                                     39,450,000        40,165,465
------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                                                24,350,000        24,786,766
7.375% Sr. Nts., 9/1/12                                                              15,000,000        17,322,300
                                                                                                  ----------------
                                                                                                       82,274,531

------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06                          24,740,000        25,460,528
------------------------------------------------------------------------------------------------------------------
UTILITIES--1.1%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Dominion Resources, Inc.:
3.66% Sr. Nts., Series A, 11/15/06                                                   43,845,000        43,598,065
7.625% Sr. Unsec. Unsub. Nts., Series B, 7/15/05                                         40,000            40,327
                                                                                                  ----------------
                                                                                                       43,638,392

------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06                                    37,870,000        37,895,104
                                                                                                  ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,840,169,168)                               1,831,628,867

------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.0%
------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.80%, 5/16/05                                        45,000,000        44,948,000
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.65%, 5/2/05                                                26,857,000        26,855,023
                                                                                                  ----------------
Total Short-Term Notes (Cost $71,803,023)                                                              71,803,023

------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $6,924,183,500)                                       7,059,899,035


                      19 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.0%
------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Money Market Trust, Series A, 3.029%, 5/16/05 3                                 $    10,000,000   $    10,000,000
------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 3                                        12,000,000        12,000,000
                                                                                                  ----------------
                                                                                                       22,000,000

------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.2%
Lexington Parker Capital, 2.828%, 5/17/05 3                                          11,922,257        11,922,257
------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Protective Life Insurance Co., 3.31%, 7/29/05 3                                       2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
Undivided interest of 0.13% in joint repurchase agreement (Principal Amount/
Value $3,500,000,000, with a maturity value of $3,501,158,889) with Nomura
Securities, 2.98%, dated 4/29/05, to be repurchased at $4,636,223 on 5/2/05, collateralized by U.S. Agency Mortgages, 0%-7%, 1/15/08-3/15/46, with a
value of $3,633,391,066 3                                                             4,634,688         4,634,688
------------------------------------------------------------------------------------------------------------------
Undivided interest of 10.67% in joint repurchase agreement (Principal Amount/
Value $750,000,000, with a maturity value of $750,250,833) with WAMU
Capital Corp., 3.01%, dated 4/29/05, to be repurchased at $80,026,756 on
5/2/05, collateralized by U.S. Agency Mortgages, 0%-7%, 5/1/19-7/1/44,
with a value of $765,000,000 3                                                       80,000,000        80,000,000
                                                                                                  ----------------
                                                                                                       84,634,688

------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.1%
Goldman Sachs Group, L.P., 3.12%, 5/2/05 3                                            7,000,000         7,000,000
------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 2.995%, 5/16/05 3                                      4,945,652         4,945,652
------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 2.935%, 5/20/05 3                                       4,499,923         4,499,923
                                                                                                  ----------------
                                                                                                        9,445,575

------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banques Populaires, N.Y., 2.981%, 5/16/05 3                                   8,995,942         8,995,942
                                                                                                  ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $145,998,462)                                                                                   145,998,462

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,070,181,962)                                          99.8%    7,205,897,497
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             0.2        17,527,008
                                                                                ----------------------------------

NET ASSETS                                                                                100.0%  $ 7,223,424,505
                                                                                ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security--See Note 5 of Notes to Financial
Statements.

2. Non-income producing security.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2005
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $204,783,556)
(cost $7,070,181,962)--see accompanying statement of investments                $ 7,205,897,497
------------------------------------------------------------------------------------------------
Cash                                                                                  1,408,857
------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                     60,480,003
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                    166,405,274
Interest and dividends                                                               26,605,977
Shares of beneficial interest sold                                                    7,967,797
Other                                                                                   159,687
                                                                                ----------------
Total assets                                                                      7,468,925,092

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                          206,478,465
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                21,432,459
Shares of beneficial interest redeemed                                               13,646,289
Distribution and service plan fees                                                    1,448,581
Transfer and shareholder servicing agent fees                                         1,260,618
Shareholder communications                                                              609,092
Trustees' compensation                                                                  577,080
Other                                                                                    48,003
                                                                                ----------------
Total liabilities                                                                   245,500,587

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 7,223,424,505
                                                                                ================

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                      $     4,247,750
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                        7,064,050,923
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                     4,307,582
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                         15,102,715
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                          135,715,535
                                                                                ----------------
NET ASSETS                                                                      $ 7,223,424,505
                                                                                ================


                      21 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,167,860,329 and
184,877,823 shares of beneficial interest outstanding)                                                   $  17.13
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)          $  18.18
------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,409,462,243 and 142,691,754 shares
of beneficial interest outstanding)                                                                      $  16.89
------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,206,908,745 and 71,430,167 shares
of beneficial interest outstanding)                                                                      $  16.90
------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $209,534,260 and 12,350,583 shares
of beneficial interest outstanding)                                                                      $  16.97
------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$229,658,928 and 13,424,640 shares of beneficial interest outstanding)                                   $  17.11

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $    34,277,241
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $737,754)             27,867,281
--------------------------------------------------------------------------------
Portfolio lending fees                                                  293,385
                                                                ----------------
Total investment income                                              62,437,907

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      25,830,424
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,948,531
Class B                                                              12,684,172
Class C                                                               6,195,192
Class N                                                                 537,456
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,103,883
Class B                                                               2,741,575
Class C                                                               1,020,798
Class N                                                                 294,769
Class Y                                                                 178,332
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 236,171
Class B                                                                 309,709
Class C                                                                 106,854
Class N                                                                   7,168
--------------------------------------------------------------------------------
Trustees' compensation                                                  166,439
--------------------------------------------------------------------------------
Custodian fees and expenses                                              53,010
--------------------------------------------------------------------------------
Other                                                                   215,008
                                                                ----------------
Total expenses                                                       57,629,491
Less reduction to custodian expenses                                    (17,970)
                                                                ----------------
Net expenses                                                         57,611,521

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 4,826,386

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                    198,442,434
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (243,038,762)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   (39,769,942)
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS              YEAR
                                                                                ENDED             ENDED
                                                                       APRIL 30, 2005       OCTOBER 31,
                                                                          (UNAUDITED)              2004
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $     4,826,386   $    (1,822,325)
--------------------------------------------------------------------------------------------------------
Net realized gain                                                         198,442,434       878,073,926
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    (243,038,762)     (298,061,553)
                                                                      ----------------------------------
Net increase (decrease) in net assets resulting from operations           (39,769,942)      578,190,048

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            --        (5,329,694)
Class B                                                                            --                --
Class C                                                                            --                --
Class N                                                                            --           (50,738)
Class Y                                                                            --          (811,934)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                   128,621,934       531,512,099
Class B                                                                  (125,474,978)       33,158,209
Class C                                                                     8,033,913       132,642,652
Class N                                                                     3,123,796        49,356,993
Class Y                                                                    (8,893,508)       37,480,083

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                 (34,358,785)    1,356,147,718
--------------------------------------------------------------------------------------------------------
Beginning of period                                                     7,257,783,290     5,901,635,572
                                                                      ----------------------------------
End of period (including accumulated net investment income
(loss) of $4,307,582 and $(518,804), respectively)                    $ 7,223,424,505   $ 7,257,783,290
                                                                      ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                          ENDED                                                                              YEAR
                                      APRIL 30,                                                                             ENDED
                                           2005                                                                           OCT.31,
CLASS A                             (UNAUDITED)           2004             2003              2002             2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                          $    17.19     $    15.69       $    12.02        $    16.09       $    16.66     $    16.41
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                       .05 1          .07              .16               .17              .46            .36
Net realized and unrealized
  gain (loss)                              (.11)          1.46             3.64             (3.53)            (.20)           .55
                                     -----------------------------------------------------------------------------------------------
Total from investment operations           (.06)          1.53             3.80             (3.36)             .26            .91
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         --           (.03)            (.13)             (.27)            (.53)          (.28)
Distributions from net realized gain         --             --               --              (.44)            (.30)          (.38)
                                     -----------------------------------------------------------------------------------------------
Total dividends and/or
  distributions to shareholders              --           (.03)            (.13)             (.71)            (.83)          (.66)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period       $    17.13     $    17.19       $    15.69        $    12.02       $    16.09     $    16.66
                                     ===============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2        (0.35)%         9.79%           31.87%           (21.88)%           1.64%          5.78%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands)                     $3,167,860     $3,054,761       $2,287,707        $1,667,143       $1,763,404     $1,027,560
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)    $3,219,428     $2,759,594       $1,902,499        $1,960,568       $1,353,860     $1,020,483
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                      0.52%          0.38%            1.60%             1.20%            2.61%          2.24%
Total expenses                             1.16% 4        1.21% 4,5        1.38% 4,5         1.51% 4,5        1.47% 4        1.45% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      48%           106%              92%              108%              88%           105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                           ENDED                                                                             YEAR
                                       APRIL 30,                                                                            ENDED
                                            2005                                                                          OCT.31,
CLASS B                              (UNAUDITED)           2004             2003             2002             2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    17.01     $    15.61       $    11.98       $    16.00       $    16.52     $    16.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                (.02) 1        (.07)             .06              .07              .35            .25
Net realized and unrealized
  gain (loss)                               (.10)          1.47             3.63            (3.52)            (.19)           .55
                                      ----------------------------------------------------------------------------------------------
Total from investment operations            (.12)          1.40             3.69            (3.45)             .16            .80
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income          --             --             (.06)            (.13)            (.38)          (.18)
Distributions from net realized gain          --             --               --             (.44)            (.30)          (.38)
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
  distributions to shareholders               --             --             (.06)            (.57)            (.68)          (.56)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period        $    16.89     $    17.01       $    15.61       $    11.98       $    16.00     $    16.52
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         (0.71)%         8.97%           30.89%          (22.38)%           1.03%          5.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands)                      $2,409,462     $2,549,069       $2,306,366       $1,759,167       $1,836,130     $  925,476
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $2,560,775     $2,495,872       $1,985,215       $2,068,300       $1,307,367     $  873,470
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)               (0.27)%        (0.40)%           0.84%            0.56%            2.00%          1.64%
Total expenses                              1.95% 4        2.00% 4,5        2.15% 4,5        2.15% 4,5        2.07% 4        2.06% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       48%           106%              92%             108%              88%           105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER QUEST BALANCED FUND

                                      SIX MONTHS
                                           ENDED                                                                             YEAR
                                       APRIL 30,                                                                            ENDED
                                            2005                                                                          OCT.31,
CLASS C                               UNAUDITED)           2004             2003             2002             2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    17.02     $    15.60       $    11.97       $    16.00       $    16.51     $    16.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                (.02) 1        (.06)             .07              .07              .34            .25
Net realized and unrealized
  gain (loss)                               (.10)          1.48             3.62            (3.52)            (.18)           .55
                                      ----------------------------------------------------------------------------------------------
Total from investment operations            (.12)          1.42             3.69            (3.45)             .16            .80
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
  income                                      --             --             (.06)            (.14)            (.37)          (.18)
Distributions from net realized gain          --             --               --             (.44)            (.30)          (.38)
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
  distributions to shareholders               --             --             (.06)            (.58)            (.67)          (.56)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period        $    16.90     $    17.02       $    15.60       $    11.97       $    16.00     $    16.51
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         (0.71)%         9.10%           30.99%          (22.40)%           1.05%          5.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands)                      $1,206,909     $1,207,729       $  982,288       $  763,338       $  751,229     $  341,824
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $1,251,084     $1,129,522       $  835,198       $  903,426       $  502,037     $  336,336
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)               (0.21)%        (0.34)%           0.92%            0.58%            2.00%          1.64%
Total expenses                              1.89% 4        1.94% 4,5        2.08% 4,5        2.13% 4,5        2.07% 4        2.06% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       48%           106%              92%             108%              88%           105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                          YEAR
                                                ENDED                                                         ENDED
                                       APRIL 30, 2005                                                       OCT.31,
CLASS N                                   (UNAUDITED)           2004           2003            2002          2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.05     $    15.58     $    11.94      $    16.05      $    16.84
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .02 2          .03            .11             .20             .22
Net realized and unrealized gain (loss)          (.10)          1.45           3.63           (3.56)           (.83)
                                           --------------------------------------------------------------------------
Total from investment operations                 (.08)          1.48           3.74           (3.36)           (.61)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --           (.01)          (.10)           (.31)           (.18)
Distributions from net realized gain               --             --             --            (.44)             --
                                           --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --           (.01)          (.10)           (.75)           (.18)
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $    16.97     $    17.05     $    15.58      $    11.94      $    16.05
                                           ==========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              (0.47)%         9.47%         31.50%         (21.99)%         (3.71)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  209,534     $  207,450     $  142,866      $   85,744      $   19,649
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  217,101     $  180,201     $  112,416      $   70,477      $    4,977
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            0.20%          0.04%          1.23%           1.07%           2.75%
Total expenses                                   1.49%          1.55%          1.74%           1.67%           1.58%
Expenses after payments and waivers and
reduction to custodian expenses                   N/A 5          N/A 5         1.70%            N/A 5,6         N/A 5
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            48%           106%            92%            108%             88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER QUEST BALANCED FUND

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                       APRIL 30, 2005                                                                     OCT.31,
CLASS Y                                   (UNAUDITED)          2004            2003          2002              2001        2000 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.14    $    15.62      $    11.96      $  16.05        $    16.67      $  15.65
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .06 2         .12             .20           .25               .74           .15
Net realized and unrealized gain (loss)          (.09)         1.46            3.64         (3.52)             (.40)          .99
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 (.03)         1.58            3.84         (3.27)              .34          1.14
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --          (.06)           (.18)         (.38)             (.66)         (.12)
Distributions from net realized gain               --            --              --          (.44)             (.30)           --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --          (.06)           (.18)         (.82)             (.96)         (.12)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $    17.11    $    17.14      $    15.62      $  11.96        $    16.05      $  16.67
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              (0.18)%       10.17%          32.40%       (21.48)%            2.14%         7.32%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  229,659    $  238,775      $  182,409      $118,068        $  134,654      $    144
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  246,058    $  216,973      $  145,793      $137,322        $   77,394      $     32
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            0.83%         0.70%           1.89%         1.75%             2.97%         2.46%
Total expenses                                   0.85% 5       0.90% 5         1.05% 5       0.96% 5,6         1.00% 5       0.98% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            48%          106%             92%          108%               88%          105%

1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's primary objective is growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Effective January 1, 2005, Oppenheimer Capital LLC (the Sub-Advisor) replaced OpCap Advisors as the Fund's sub-advisor, and assumed its responsibility for providing day-to-day portfolio management for the Fund. Oppenheimer Capital LLC is the parent company of OpCap Advisors.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session


                      30 | OPPENHEIMER QUEST BALANCED FUND
ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                      31 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2005, it is estimated that the Fund will utilize $181,820,457 of capital loss carryforward to offset realized capital gains. During the year ended October 31, 2004, the Fund utilized $876,964,925 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of October 31, 2004, the Fund had available for federal income tax purposes a capital loss carryforward as follows:

                         EXPIRING
                         --------------------------
                         2010          $181,820,457

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $80,316 and payments of $9,272 were made to retired trustees, resulting in an accumulated liability of $564,801 as of April 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                      32 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED APRIL 30, 2005        YEAR ENDED OCTOBER 31, 2004
                                     SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                             26,866,221    $ 475,870,743       63,546,703    $1,061,970,225
Dividends and/or
distributions reinvested                 --               --          289,741         4,693,898
Redeemed                        (19,645,021)    (347,248,809)     (32,026,858)     (535,152,024)
                              ------------------------------------------------------------------
Net increase                      7,221,200    $ 128,621,934       31,809,586    $  531,512,099
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                              9,154,985    $ 159,936,033       25,825,685    $  427,597,730
Dividends and/or
distributions reinvested                 --               --               --                --
Redeemed                        (16,314,739)    (285,411,011)     (23,752,602)     (394,439,521)
                              ------------------------------------------------------------------
Net increase (decrease)          (7,159,754)   $(125,474,978)       2,073,083    $   33,158,209
                              ==================================================================


                      33 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             SIX MONTHS ENDED APRIL 30, 2005        YEAR ENDED OCTOBER 31, 2004
                                     SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS C
Sold                              7,407,930    $ 129,572,456       18,943,131    $  313,720,431
Dividends and/or
distributions reinvested                 --               --               --                --
Redeemed                         (6,952,457)    (121,538,543)     (10,924,983)     (181,077,779)
                              ------------------------------------------------------------------
Net increase                        455,473    $   8,033,913        8,018,148    $  132,642,652
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                              3,011,399    $  52,772,980        6,779,800    $  112,445,795
Dividends and/or
distributions reinvested                 --               --            3,094            49,396
Redeemed                         (2,826,472)     (49,649,184)      (3,787,108)      (63,138,198)
                              ------------------------------------------------------------------
Net increase                        184,927    $   3,123,796        2,995,786    $   49,356,993
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                              2,639,765    $  46,646,846        5,092,722    $   84,840,588
Dividends and/or
distributions reinvested                 --               --           50,227           811,929
Redeemed                         (3,145,475)     (55,540,354)      (2,893,159)      (48,172,434)
                              ------------------------------------------------------------------
Net increase (decrease)            (505,710)   $  (8,893,508)       2,249,790    $   37,480,083
                              ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended April 30, 2005, were $3,493,766,378 and $3,188,314,547, respectively.
There were purchases of $53,845,313 and sales of $250,849,320 of U.S. government and government agency obligations for the six months ended April 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the agreement provides for a fee at annual rate of 0.80% of the first $1 billion of average annual net assets of the Fund, 0.76% of the next $2 billion, 0.71% of the next $1 billion, 0.66% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion, 0.50% of average annual net assets in excess of $7 billion. Prior to January 1, 2005, the agreement provided for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion and 0.50% of average annual net assets in excess of $8 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                      34 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund.
Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee collected by the Manager on assets in excess of that amount. For the six months ended April 30, 2005, the Manager paid $9,108,884 and $4,096,168 to the Sub-Advisor and OpCap Advisors, respectively, for their services to the Fund. The sub-advisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2005, the Fund paid $7,341,122 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the


                      35 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $52,935,584, $21,235,668 and $4,147,462, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                 CLASS A           CLASS B            CLASS C           CLASS N
                                CLASS A       CONTINGENT        CONTINGENT         CONTINGENT        CONTINGENT
                              FRONT-END         DEFERRED          DEFERRED           DEFERRED          DEFERRED
                          SALES CHARGES    SALES CHARGES     SALES CHARGES      SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY      RETAINED BY       RETAINED BY        RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------
April 30, 2005               $1,687,059          $14,161        $2,394,460            $79,953          $148,538

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of April 30, 2005, the Fund had on loan securities valued at $204,783,556. Collateral of $206,478,465 was received for the loans, of which $145,998,462 was received in cash and subsequently invested in approved instruments.


                      36 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      37 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      38 | OPPENHEIMER QUEST BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory and sub-advisory agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and sub-adviser provide, such information as may be reasonably necessary to evaluate the terms of the advisory and sub-advisory agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement and sub-advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager, OpCap Advisors the Fund's former sub-adviser ("OpCap"), a subsidiary of Oppenheimer Capital LLC ("Oppenheimer Capital"), and each of their affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers. Until January 1, 2005, OpCap provided the Fund with the services of the portfolio manager and OpCap's investment team, who provided research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and OpCap's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      The Board also considered the quality of the services provided by OpCap. OpCap had served as the Fund's investment adviser from the Fund's inception in April 1980 until February 1997, when the Manager became the Fund's investment adviser and OpCap was retained as the Fund's sub-adviser. Oppenheimer Capital, the parent company of OpCap,


                      39 | OPPENHEIMER QUEST BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
has been an equity investment manager since its inception in 1969 and as of September 2004 had over $24 billion in assets under management.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Colin Glinsman and the Large Cap investment team and analysts. Mr. Glinsman has had over 25 years of experience managing equity and fixed income investments and has been primarily responsible for the day-to-day management of the Fund's portfolio since December 1992. He is Managing Director and Chief Investment Officer of Oppenheimer Capital.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, five- and ten-year performance was better than its peer group average. However its three-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses were higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager. The Board noted that the Manager, not the Fund, pays the sub-advisory fee under the terms of the sub-advisory agreement.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager, OpCap and Oppenheimer Capital have received and may receive as a result of their relationship with the Fund, including compensation paid to affiliates and research provided in connection with permissible brokerage arrangements (soft dollar arrangements).


                      40 | OPPENHEIMER QUEST BALANCED FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has recently experienced significant asset growth and that, based on current asset levels, however the Fund is not yet approaching its last management fee breakpoint.

      CHANGES TO MANAGEMENT ARRANGEMENTS. Following discussion of the roles of OpCap and its parent company Oppenheimer Capital in the management of the Fund's portfolio investments, the Board and the Manager concluded that it was in the best interests of the Fund and its shareholders for Oppenheimer Capital to advise the Fund directly, rather than through its OpCap subsidiary. In addition, the Board requested and the Manager agreed to a revised breakpoint schedule that provides for a lower management fee, at an annual rate of 0.80% of the first $1 billion of average annual net assets of the Fund, 0.76% of the next $2 billion, 0.71% of the next $1 billion, 0.66% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion, 0.50% of average annual net assets in excess of $7 billion.

      CONCLUSIONS. The above factors, and the changes to the management arrangements, were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager and Oppenheimer Capital within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager, and to be provided by Oppenheimer Capital, are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year and to approve the sub-advisory agreement between the Manager and Oppenheimer Capital, which became effective on January 1, 2005. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

      OpCap and Oppenheimer Capital are not affiliated with the Manager.


                      41 | OPPENHEIMER QUEST BALANCED FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors.

The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 11.  CONTROLS AND PROCEDURES

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Balanced Value Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005